Trading revenues	6 Months Ended
Jun. 30, 2017
Trading revenues
7 Trading revenues
in	2Q17	1Q17	2Q16	6M17	6M16
Trading revenues (CHF million)
Interest rate products	587	1,376	1,985	1,963	3,704
Foreign exchange products	703	534	(633)	1,237	(1,215)
Equity/index-related products	(953)	(918)	(844)	(1,871)	(2,007)
Credit products	(143)	(438)	(734)	(581)	(1,268)
Commodity and energy products	28	37	16	65	13
Other products	15	(17)	304	(2)	596
Trading revenues	237	574	94	811	(177)
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.
> Refer to “Note 8 – Trading revenues” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2016 for further information on trading revenues and managing trading risks.

Bank
Trading revenues
7 Trading revenues
in	6M17	6M16
Trading revenues (CHF million)
Interest rate products	1,955	4,591
Foreign exchange products	1,238	(2,148)
Equity/index-related products	(1,901)	(2,097)
Credit products	(581)	(1,268)
Commodity and energy products	65	13
Other products	(2)	597
Total	774	(312)
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.